Shares (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of common shares issued and outstanding
Issued and outstanding:

	Number of Shares	Amount
Voting common shares
Issued and outstanding at December 31, 2011	36,249,086	$304,896
Issued upon exercise of stock options	1,920	7
Transferred from additional paid-in capital on exercise of stock options	—	5
Issued and outstanding at December 31, 2012	36,251,006	$304,908
Issued upon exercise of stock options	295,230	1,175
Transferred from additional paid-in capital on exercise of stock options	—	567
Retired through Share Purchase Program (note 18(c))	(1,800,000)	(16,133)
Issued and outstanding at December 31, 2013	34,746,236	$290,517

Schedule of net (loss) income per share
Net (loss) income per share

Year ended December 31,	2013	2012
Net loss from continuing operations	$(18,047)	$(32,496)
Net income from discontinued operations	87,231	18,823
Net income (loss)	$69,184	$(13,673)

Weighted average number of common shares	36,269,996	36,250,959

Basic per share information
Net loss from continuing operations	$(0.50)	$(0.90)
Net income from discontinued operations	2.41	0.52
Net income (loss)	$1.91	$(0.38)

Dilutive effect of stock options	342,957	—
Weighted average number of diluted common shares	36,612,953	36,250,959

Diluted per share information
Net loss from continuing operations	$(0.50)	$(0.90)
Net income from discontinued operations	2.39	0.52
Net income (loss)	$1.89	$(0.38)